Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Trading Symbol	VRAY
Entity Registrant Name	VIEWRAY, INC.
Entity Central Index Key	0001597313
Entity Filer Category	Smaller Reporting Company